Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Description	This Post-Effective Amendment No. 2 (the “Post-Effective Amendment No. 2”) to the Registration Statement on Form S-1 of Wag! Group Co. (File No. 333-267405), originally declared effective by the Securities and Exchange Commission (“SEC”) on November 4, 2022 (the “Registration Statement”), is being filed to include information contained in the registrant’s Annual Report on Form 10-K for the year ended December 31, 2022 which was filed with the SEC on March 31, 2023, and to update certain other information in the Registration Statement. The information included in this filing amends and restates the information contained in the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement on September 14, 2022.
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	true
Entity Registrant Name	WAG! GROUP CO.
Entity Central Index Key	0001842356
Entity Filer Category	Non-accelerated Filer